Income (Loss) Per Share (Narrative) (Details) - shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income (Loss) Per Share [Abstract]
Stock options, RSUs and shares held back in connection with the MakerBot transaction to purchase shares excluded from computation of diluted net income (loss) per share, ecause their inclusion would have had an anti-dilutive effect on the diluted net income (loss) per share	2,510	2,780	2,710	200
Incremental Common Shares Attributable to Contingently Share Issued	600